INCOME TAXES - Summary of Loss before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Taxes [Line Items]
Income (loss) before income tax	$ 148,285	$ (6,349)	$ (401,908)
Macau Complementary Tax [Member]
Schedule of Income Taxes [Line Items]
Income (loss) before income tax	641,064	438,047	11,021
Hong Kong Profits Tax [Member]
Schedule of Income Taxes [Line Items]
Income (loss) before income tax	(514,544)	(499,077)	(474,862)
Philippine Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
Income (loss) before income tax	51,031	72,211	86,910
Cyprus Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
Income (loss) before income tax	8,379	(7,295)	(29,171)
Income Tax in Other Jurisdictions [Member]
Schedule of Income Taxes [Line Items]
Income (loss) before income tax	$ (37,645)	$ (10,235)	$ 4,194